Property, plant and equipment - Changes in property plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	£ 5,848	£ 4,849
Reclassification from assets held for sale	2
Exceptional impairment	(72)	(3)
Ending Balance	6,142	5,848
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,903	1,502
Ending Balance	1,876	1,903
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,847	2,496
Ending Balance	2,780	2,847
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	47	35
Ending Balance	55	47
Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	181	157
Ending Balance	184	181
Under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance		659
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	9,450	8,182
Hyperinflation adjustment in respect of Turkey and Venezuela	20	97
Exchange differences	(582)	390
Acquisitions	25
Sale of businesses	(243)	(85)
Additions	1,220	1,136
Disposals	(324)	(237)
Transfers	0	0
Reclassification from assets held for sale	3
Reclassification from assets held for sale		(33)
Ending Balance	9,569	9,450
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,653	2,160
Hyperinflation adjustment in respect of Turkey and Venezuela	5	56
Exchange differences	(166)	107
Acquisitions	8
Sale of businesses	(35)	(4)
Additions	111	230
Disposals	(64)	(65)
Transfers	146	177
Reclassification from assets held for sale	2
Reclassification from assets held for sale		(8)
Ending Balance	2,660	2,653
Cost | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	5,261	4,714
Hyperinflation adjustment in respect of Turkey and Venezuela	10	32
Exchange differences	(331)	226
Acquisitions	14
Sale of businesses	(147)	(58)
Additions	214	245
Disposals	(141)	(122)
Transfers	238	249
Reclassification from assets held for sale	0
Reclassification from assets held for sale		(25)
Ending Balance	5,118	5,261
Cost | Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	124	121
Hyperinflation adjustment in respect of Turkey and Venezuela	1	2
Exchange differences	(6)	1
Acquisitions	0
Sale of businesses	(3)	(3)
Additions	13	8
Disposals	(12)	(15)
Transfers	12	10
Reclassification from assets held for sale	1
Reclassification from assets held for sale		0
Ending Balance	130	124
Cost | Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	542	528
Hyperinflation adjustment in respect of Turkey and Venezuela	0	0
Exchange differences	(49)	11
Acquisitions	3
Sale of businesses	(55)	(19)
Additions	50	41
Disposals	(105)	(32)
Transfers	28	13
Reclassification from assets held for sale	0
Reclassification from assets held for sale		0
Ending Balance	414	542
Cost | Under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	870	659
Hyperinflation adjustment in respect of Turkey and Venezuela	4	7
Exchange differences	(30)	45
Acquisitions	0
Sale of businesses	(3)	(1)
Additions	832	612
Disposals	(2)	(3)
Transfers	(424)	(449)
Reclassification from assets held for sale	0
Reclassification from assets held for sale		0
Ending Balance	1,247	870
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(3,602)	(3,333)
Exchange differences	244	(135)
Sale of businesses	137	74
Disposals	307	218
Transfers		0
Reclassification from assets held for sale	(1)
Depreciation, property, plant and equipment	(440)	(444)
Exceptional impairment	(72)	(3)
Reclassification from assets held for sale		21
Ending Balance	(3,427)	(3,602)
Depreciation | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(750)	(658)
Exchange differences	38	(31)
Sale of businesses	21	4
Disposals	63	62
Transfers		(5)
Reclassification from assets held for sale	0
Depreciation, property, plant and equipment	(125)	(125)
Exceptional impairment	(31)	(2)
Reclassification from assets held for sale		5
Ending Balance	(784)	(750)
Depreciation | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(2,414)	(2,218)
Exchange differences	176	(94)
Sale of businesses	80	50
Disposals	130	113
Transfers		(4)
Reclassification from assets held for sale	0
Depreciation, property, plant and equipment	(269)	(276)
Exceptional impairment	(41)	(1)
Reclassification from assets held for sale		16
Ending Balance	(2,338)	(2,414)
Depreciation | Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(77)	(86)
Exchange differences	3	(1)
Sale of businesses	2	2
Disposals	11	13
Transfers		9
Reclassification from assets held for sale	(1)
Depreciation, property, plant and equipment	(13)	(14)
Exceptional impairment	0	0
Reclassification from assets held for sale		0
Ending Balance	(75)	(77)
Depreciation | Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(361)	(371)
Exchange differences	27	(9)
Sale of businesses	34	18
Disposals	103	30
Transfers		0
Reclassification from assets held for sale	0
Depreciation, property, plant and equipment	(33)	(29)
Exceptional impairment	0	0
Reclassification from assets held for sale		0
Ending Balance	£ (230)	£ (361)